Filed electronically with the Securities and
                       Exchange Commission on May 28, 1999
                                                         File No. 33-34819
                                                         File No. 811-6108

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /   /

                           Pre-Effective Amendment No.                     / X /
                         Post-Effective Amendment No. 13                   /   /
                                                      --
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /

         Amendment No. 14                                                  / X /
                       --

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                            -------------

                 Philip J. Collora, Vice President and Secretary
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ X /    Immediately upon filing pursuant to paragraph (b)
/   /    60 days after filing pursuant to paragraph (a) (1)
/   /    75 days after filing pursuant to paragraph (a) (2)
/   /    On __________________ pursuant to paragraph (b)
/   /    On __________________ pursuant to paragraph (a) (1)
/   /    On __________________ pursuant to paragraph (a) (2) of Rule 485.

         If Appropriate, check the following box:
/   /    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                          Investors Municipal Cash Fund
                     Investors Michigan Municipal Cash Fund
                            Supplement to Prospectus
                              Dated August 1, 1998

                            -------------------------


The following information supplements the disclosure in the "Financial Highlights" section of the Prospectus with respect to Investors Michigan Municipal Cash Fund:

                                                                            April 6, 1998 to
                                                                             March 31, 1999
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                              $1.00
-----------------------------------------------------------------------------------------------
Net investment income                                                               .02
-----------------------------------------------------------------------------------------------
Less dividends declared                                                             .02
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $1.00
-----------------------------------------------------------------------------------------------
Total Return (not annualized)                                                     2.41%
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets after Expense Waiver (annualized):
Expenses                                                                           .75%
-----------------------------------------------------------------------------------------------
Net investment income                                                             2.62%
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets before Expense Waiver (annualized):
Expenses                                                                           .87%
-----------------------------------------------------------------------------------------------
Net investment income                                                             2.50%
-----------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in thousands)                                      $35,625
-----------------------------------------------------------------------------------------------


Note: Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain expenses of the fund.

June 4, 1999

             The Prospectus dated August 1, 1998, as filed with the
            Securities and Exchange Commission on July 28, 1998 and
            contained in Post-Effective Amendment Number 12, and any
         supplements thereto, are being incorporated by reference into this filing.

        The purpose of this filing is to update the financial statements for Investors Michigan Municipal Cash Fund, pursuant to
                 Section 10(a)(3) of the Securities Act of 1933

             The Statement of Additional Information dated August 1,
     1998, as filed with the Securities and Exchange Commission on July 28,
             1998 and contained in Post-Effective Amendment Number
                   12, and any supplements thereto, are being
                  incorporated by reference into this filing.

        The purpose of this filing is to update the financial statements for Investors Michigan Municipal Cash Fund, pursuant to
                 Section 10(a)(3) of the Securities Act of 1933

Investors Municipal Cash Fund
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------


We appreciate your decision to invest in Investors Municipal Cash Fund. The Fund series includes:

            - Tax-Exempt New York Money Market Fund
            - Investors Pennsylvania Municipal Cash Fund
            - Investors Florida Municipal Cash Fund
            - Investors New Jersey Municipal Cash Fund
            - Investors Michigan Municipal Cash Fund

To provide you with an update of each fund's performance, on the following pages you'll find the annual report for the year ended March 31, 1999.

Briefly, for the past year each fund registered solid performance and achieved its objective of providing maximum current income that is exempt from Federal, and where applicable, state income taxes, while maintaining the stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The U.S. economy continued to grow, as low inflation and low unemployment figures boosted consumer confidence. Meanwhile, the international uncertainty that caused the Federal Reserve Board to ease interest rates three times in late 1998 appears to have subsided, as Europe, Asia and Brazil showed signs of rebounding. These factors have helped build the expectation that the Gross Domestic Product should remain strong with at least 3% growth in both the first and second quarters of 1999. Despite this encouraging news, the Fed maintained a "wait and see" approach with regard to tightening interest rates as 1999 began to unfold.

Considering this information, we plan to take a relatively neutral approach to each Investors Municipal Cash Fund's average maturity, although we will look for attractive opportunities to extend maturities, and enhance performance.

Rest assured that the funds' management is dedicated to achieving each fund's objective. Given the conditions stated above and our strategy, Investors Municipal Cash Fund should offer attractive yield potential with a high degree of stability, and continue to be an excellent place for you to invest your money.

Thank you again for your investment in Investors Municipal Cash Fund. We look forward to serving your investment needs for years to come.

Frank J. Rachwalski
Frank Rachwalski
Vice President and Lead Portfolio Manager

May 17, 1999

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Investors Municipal Cash Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

FUND RESULTS
For the twelve month period ended March 31, 1999

                                              Equivalent
                                 Net Yield   Taxable Yield
Tax-Exempt New York Money
  Market Fund                      2.43%         4.30%
Investors Pennsylvania
  Municipal Cash Fund              2.44%         3.99%
Investors Florida Municipal
  Cash Fund                        2.44%         3.88%
Investors New Jersey Municipal
  Cash Fund                        2.20%         3.74%
Investors Michigan Municipal
  Cash Fund                        2.63%         4.38%

           Note: Michigan's performance is since inception on 4/6/98

NOTES
Each fund's net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare the fund with the performance of taxable money market funds. For Tax-Exempt New York Money Market Fund, the equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New York and New York City marginal income tax rate of 43.5%. For Investors Pennsylvania Municipal Cash Fund, the equivalent taxable yield is based upon the fund's yield and a combined Federal and State of Pennsylvania marginal income tax rate of 38.9%. For Investors Florida Municipal Cash Fund, the equivalent taxable yield is based upon the fund's yield and a 37.1% Federal income tax rate. For Investors New Jersey Municipal Cash Fund, the equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New Jersey marginal income tax rate of 41.1%. For Investors Michigan Municipal Cash Fund, the equivalent taxable yield is based upon the fund's yield and a combined Federal and State of Michigan marginal income tax rate of 39.9%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

 Investors Municipal Cash Fund                                                 2

--------------------------------------------------------------------------------
TAX-EXEMPT NEW YORK MONEY MARKET FUND
Investments at March 31, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
(A)VARIABLE RATE DEMAND SECURITIES
New York State
  Dormitory Authority
      2.95%                                        $  8,500
  Energy Research and Development Authority:
    Brooklyn Union Gas Project
      2.95%                                           6,025
    Electric & Gas Corp. Project
      2.90%                                           3,700
    Niagara Mohawk Power Corp. Project
      3.14%                                           7,850
  Housing Finance Agency:
    Hospital for Special Surgery
      2.95%                                             960
    Normandie Court I
      2.80%                                           3,000
    Sixth Avenue
      2.85%                                           6,000
    250 West 50th Street
      2.85%                                           4,500
  Job Development Authority
      2.97%                                           8,035
  Local Government Assistance Corp.
      2.80%                                           3,500
  Medical Care Facilities Finance Agency
      2.95%                                           1,900
-----------------------------------------------------------
Babylon
  Industrial Development Agency:
    J. D'Addario Realty Co., Inc. Project
      3.05%                                           2,000
    OFS Equity Babylon Project
      3.00%                                           2,100
    Ogden Martin Systems Project
      2.75%                                           4,000
-----------------------------------------------------------

                                                    Value
New York City
  General Obligation
      3.24%                                        $ 14,610
  Health and Hospitals Corp.
      2.80%                                          11,780
  Housing Development Corp.:
    Columbus Gardens Project
      2.70%                                           3,800
    Industrial Development Agency
      2.85%                                           3,290
    Jennings Street
      2.80%                                           2,000
    West 43rd Street
      2.80%                                             700
  Municipal Water Finance Authority
      3.26%                                           6,650
  Trust for Cultural Resources
      2.85%                                           1,500
-----------------------------------------------------------
Niagara County
Industrial Development Agency
      3.05%                                           8,500
-----------------------------------------------------------
St. Lawrence County
Industrial Development Agency
      3.00%                                             500
-----------------------------------------------------------
Puerto Rico
Government Development Bank
      2.75%                                           1,000
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--63.1%
(average maturity: 5 days)                          116,400
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    Value
OTHER SECURITIES
New York State
  Dormitory Authority:
    Columbia University
      2.95%, 7/13/99 - 7/19/99                     $  4,000
    Memorial Sloan-Kettering Cancer Center
      2.70% - 2.95%, 4/9/99 - 4/12/99                 7,450
  General Obligation
      2.70% - 3.10%, 4/12/99 - 7/20/99               17,000
  Metropolitan Transportation Authority
      2.70% - 3.00%, 5/13/99 - 7/21/99                9,000
  Power Authority
      2.75% - 3.15%, 4/7/99 - 6/14/99                 8,500
-----------------------------------------------------------
Long Island
  Power Authority
      2.45% - 3.20%, 4/8/99 - 7/22/99                 6,300
-----------------------------------------------------------
Nassau County
  Revenue Anticipation Notes
      3.60%, 4/13/99                                  1,000
  Tax Anticipation Notes
      3.05% - 3.10%, 8/18/99 - 12/22/99               5,010
-----------------------------------------------------------

                                                    Value
New York City
  General Obligation
      3.00% - 3.25%, 4/1/99 - 4/12/99              $  3,400
  Municipal Water Finance Authority
      2.75% - 2.90%, 4/9/99 - 5/3/99                  5,000
-----------------------------------------------------------
Puerto Rico
General Obligation
      3.09%, 7/1/99                                   1,509
-----------------------------------------------------------

TOTAL OTHER SECURITIES--36.9%
(average maturity: 64 days)                          68,169
-----------------------------------------------------------

TOTAL INVESTMENTS--100%
(average maturity: 27 days)                         184,569
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS                          (72)
-----------------------------------------------------------

NET ASSETS--100%                                   $184,497
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                 4

--------------------------------------------------------------------------------
INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
Investments at March 31, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
PENNSYLVANIA OBLIGATIONS
-----------------------------------------------------------
Pennsylvania State
  Higher Education Assistance Agency
      3.10%                                          $  100
  Higher Education Facilities Authority
      3.20%                                             200
-----------------------------------------------------------
Allegheny County
Industrial Development Authority:
  Environmental Improvements Revenue
      2.95%                                             100
  Eye & Ear Properties Corp.
      3.15%                                             100
-----------------------------------------------------------
Allentown
Hospital Authority Revenue
      3.15%                                             100
-----------------------------------------------------------
Chester County
Industrial Development Authority
      3.25%                                             100
-----------------------------------------------------------
Dallastown
School District Revenue
      3.09%                                             100
-----------------------------------------------------------
Dauphin County
General Authority Revenue
      3.09%                                             100
-----------------------------------------------------------
Delaware County
Industrial Development Authority
      3.10%                                             500
-----------------------------------------------------------
Delaware Valley
Regional Financing Authority
      2.95%                                             200
-----------------------------------------------------------
Emmaus
General Authority Revenue
      3.00%                                             100
-----------------------------------------------------------
Erie County
Hospital Authority
      2.95%                                             100
-----------------------------------------------------------
Gettysburg
Industrial Development Authority
      3.05%                                             100
-----------------------------------------------------------

                                                     Value
Indiana County
Industrial Development Authority
      3.00%                                          $  100
-----------------------------------------------------------
Lehigh County
  General Purpose Authority
      3.00%                                             200
  Industrial Development Authority
      3.00%                                             100
-----------------------------------------------------------
Northumberland County
Industrial Development Authority
      3.05%                                             150
-----------------------------------------------------------
Philadelphia
Authority for Industrial Development Revenue
      3.10%                                             200
-----------------------------------------------------------
Pittsburgh
University of Pittsburgh
      3.00%                                             200
-----------------------------------------------------------
Quakertown
Hospital Authority
      3.10%                                             100
-----------------------------------------------------------
Schuylkill County
Industrial Development Authority
      2.95%                                             100
-----------------------------------------------------------
Venango
Industrial Development Authority
      3.35%                                             100
-----------------------------------------------------------
Washington County
Higher Education Pooled Equipment Leasing Program
      3.05%                                             200
-----------------------------------------------------------
York County
Industrial Development Authority
      3.10%                                             100
-----------------------------------------------------------
Other Obligations
-----------------------------------------------------------
Alaska
Valdez
Exxon Pipeline Co. Project
      3.10%                                             200
-----------------------------------------------------------
District of Columbia
General Obligation
      3.25%                                             100
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
Illinois
Chicago
O'Hare International Airport Revenue
      3.10%                                          $  200
-----------------------------------------------------------
Indiana
Jasper County
Pollution Control Revenue
      3.15%                                             100
-----------------------------------------------------------
Montana
Forsyth
Pollution Control Revenue
      3.30%                                             150
-----------------------------------------------------------
New York
Job Development Authority
      3.00%                                             200
-----------------------------------------------------------
Texas
Harris County
Health Facilities Development Corp. Revenue
      3.10%                                             100
-----------------------------------------------------------
Wyoming
Platte County
Pollution Control Revenue
      3.30%                                             200
-----------------------------------------------------------
Puerto Rico
  Government Development Bank
      2.75%                                             100
  Highway and Transportation Authority
      2.65%                                             100
  Industrial, Tourist, Educational, Medical and
  Environmental Control Facilities Financing
  Authority
      2.75%                                             100
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--83.3%
(average maturity: 4 days)                            5,000
-----------------------------------------------------------

                                                     Value

OTHER SECURITIES
-----------------------------------------------------------
Allegheny County
Industrial Development Authority
      3.20%, 7/22/99                                 $  200
-----------------------------------------------------------
Carbon County
Industrial Development Authority
      3.20%, 6/17/99                                    600
-----------------------------------------------------------
Montgomery County
Industrial Development Authority
      2.95%, 5/11/99                                    100
-----------------------------------------------------------
Venango
Industrial Development Authority
      2.85%, 5/13/99                                    100
-----------------------------------------------------------

TOTAL OTHER SECURITIES--16.7%
(average maturity: 78 days)                           1,000
-----------------------------------------------------------

TOTAL INVESTMENTS--100%
(average maturity: 17 days)                           6,000
-----------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES                            3
-----------------------------------------------------------

NET ASSETS--100%                                     $6,003
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                 6

--------------------------------------------------------------------------------
INVESTORS FLORIDA MUNICIPAL CASH FUND
Investments at March 31, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A) VARIABLE RATE DEMAND SECURITIES
FLORIDA OBLIGATIONS
-----------------------------------------------------------
Florida State
  Capital Projects Financing Authority
      3.05%                                         $   200
  Municipal Power Agency
      3.00%                                             300
-----------------------------------------------------------
Alachua County
  Health Facilities Authority
      3.05%                                             700
  Industrial Development Authority
      3.05%                                             200
-----------------------------------------------------------
Broward County
Industrial Development Authority
      3.45%                                             200
-----------------------------------------------------------
Collier County
Health Facilities Authority
      3.10%                                             800
-----------------------------------------------------------
Dade County
  Aviation Facilities
      3.02%                                             360
  Industrial Development Authority:
    Dolphins Stadium Project
      3.05%                                             300
    Spectrum Programs, Inc. Project
      3.05%                                             800
  Water and Sewer System Revenue
      2.90%                                             700
-----------------------------------------------------------
Hillsborough County
Industrial Development Authority
  Development Revenue
      3.00%                                             600
  Tampa Electric Co. Project
      3.15%                                           3,000
-----------------------------------------------------------
Jacksonville
  Health Facilities Authority
      3.05%                                             500
  Industrial Development Authority
      3.00%                                             200
-----------------------------------------------------------
Lake Wales
Medical Centers Revenue
      3.00%                                             400
-----------------------------------------------------------

                                                     Value
Orange County
Health Facilities Authority:
  Adventist Health System
      3.00%                                         $   500
  Presbyterian Retirement Project
      3.05%                                             300
-----------------------------------------------------------
Orlando
Republic Drive Interchange Project
      2.95%                                             700
-----------------------------------------------------------
Putnam County
Development Authority Revenue
      3.05%                                             280
-----------------------------------------------------------
Sarasota County
Health Facilities Authority
      3.05%                                             200
-----------------------------------------------------------
St. Lucie County
Pollution Control Revenue
      3.10%                                             900
-----------------------------------------------------------
OTHER OBLIGATIONS
-----------------------------------------------------------
Arizona
Maricopa County
Pollution Control Revenue
      3.15%                                             700
-----------------------------------------------------------
District of Columbia
General Obligation
      3.30%                                             500
-----------------------------------------------------------
Illinois
Chicago O'Hare International Airport Revenue
      3.10%                                             400
-----------------------------------------------------------
New York
Job Development Authority
      3.00%                                             200
-----------------------------------------------------------
Ohio
Solid Waste Revenue
      3.30%                                             300
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
Puerto Rico
  Highway and Transportation Authority
      2.65%                                         $   300
  Industrial, Tourist, Educational, Medical and
  Environmental Control Facilities Financing
    Authority
      2.75%                                             200
-----------------------------------------------------------
TOTAL VARIABLE RATE DEMAND
SECURITIES--72.1%
(average maturity: 4 days)                           14,740
-----------------------------------------------------------

OTHER SECURITIES
Florida State
Municipal Power Agency
      3.15%, 8/12/99                                    600
-----------------------------------------------------------
Hillsborough County
Aviation Authority
      3.10%, 7/13/99                                    500
-----------------------------------------------------------
Jacksonville
Electric Authority
      2.85% - 3.25%, 5/7/99 - 6/14/99                   900
-----------------------------------------------------------
Orlando
Capital Improvement Revenue
      2.85% - 3.25%, 5/7/99 - 6/24/99                   800
-----------------------------------------------------------
Palm Beach County
Health Facilities Authority
      3.00%, 7/22/99                                    200
-----------------------------------------------------------

                                                     Value
Pinellas County
Educational Facilities
      3.15%, 7/21/99                                $ 1,000
-----------------------------------------------------------
Sarasota County
Public Hospital District
      3.15%, 6/17/99                                    200
-----------------------------------------------------------
Sunshine State Governmental Financing Commission
      2.90%, 5/14/99                                    715
-----------------------------------------------------------
West Orange
Memorial Hospital Tax District
      3.15% - 3.20%, 7/20/99                            700
-----------------------------------------------------------
Puerto Rico
General Obligation
      3.09%, 7/1/99                                     101
-----------------------------------------------------------

TOTAL OTHER SECURITIES--27.9%
(average maturity: 87 days)                           5,716
-----------------------------------------------------------

TOTAL INVESTMENTS--100%
(average maturity: 28 days)                          20,456
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS                           (2)
-----------------------------------------------------------

NET ASSETS--100%                                    $20,454
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                 8

--------------------------------------------------------------------------------
INVESTORS NEW JERSEY MUNICIPAL CASH FUND
Investments at March 31, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
NEW JERSEY OBLIGATIONS
-----------------------------------------------------------
New Jersey State
  Economic Development Authority:
    AIRIS Newark Project
      2.70%                                         $   600
    El Dorado Terminals Co.
      3.10%                                             100
    Foreign Trade Zone Project
      2.55%                                           1,500
    Four H Properties, Inc. Project
      3.20%                                             200
    400 International Drive Partners
      2.60%                                           1,200
    General Motors Project
      2.65%                                             520
    Hoffmann - La Roche Inc. Project
      3.35%                                             200
    National Utility Investors Corp. Project
      3.00%                                             400
    Natural Gas Co. Project
      2.55%                                             200
    Public Service Electric and Gas Co.
      2.80%                                             700
    Stolthaven Project
      3.30%                                           1,300
    Thermal Energy Facilities Revenue
      2.90%                                             100
    United Water, Inc. Project
      2.64%                                             500
  Healthcare Facilities Financing Authority:
    Hospital Capital Asset Financing
      2.80%                                             600
    Pascack Community Services
      2.90%                                             300
  Sports and Exposition Authority
      2.80%                                             600
  Turnpike Authority
      2.70%                                             700
-----------------------------------------------------------
Essex County
Improvement Authority
      2.55%                                             300
-----------------------------------------------------------

                                                     Value
Somerset County
Pollution Control Revenue
      2.70%                                         $   200
-----------------------------------------------------------
Union County
Pollution Control Revenue
      2.41%                                             700
-----------------------------------------------------------
OTHER OBLIGATIONS
-----------------------------------------------------------
District of Columbia
General Obligation
      3.28%                                             700
-----------------------------------------------------------
Florida
Hillsborough County
Industrial Development Authority
      3.22%                                             300
-----------------------------------------------------------
New York
Babylon
Industrial Development Agency
      3.00%                                             200
-----------------------------------------------------------
Ohio
Solid Waste Revenue
      3.30%                                             300
-----------------------------------------------------------
Texas
Harris County
Health Facilities Development Corp. Revenue
      3.10%                                             400
-----------------------------------------------------------
Puerto Rico
  Government Development Bank
      2.75%                                             100
  Highway and Transportation Authority
      2.65%                                             300
  Industrial, Tourist, Educational, Medical and
  Environmental Control Facilities Financing
  Authority
      2.75%                                             300
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--88.2%
(average maturity: 4 days)                           13,520
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
OTHER SECURITIES
New Jersey State
  Economic Development Authority
      2.65%, 5/4/99                                 $   300
  Education Facilities Authority
      2.70%, 4/1/99                                     300
  Port Authority
      3.00%, 7/20/99                                    695
  Revenue Anticipation Notes
      3.46%, 6/15/99                                    201
  Transportation Trust Fund
      3.01%, 12/15/99                                   507
-----------------------------------------------------------
Salem County
Pollution Control Revenue
      2.90%, 7/13/99                                    200
-----------------------------------------------------------
Puerto Rico
General Obligation
      3.09%, 7/1/99                                     100
-----------------------------------------------------------

                                                     Value

TOTAL OTHER SECURITIES--15.0%
(average maturity: 115 days)                        $ 2,303
-----------------------------------------------------------

TOTAL INVESTMENTS--103.2%
(average maturity: 20 days)                          15,823
-----------------------------------------------------------

LIABILITIES, LESS CASH AND OTHER ASSETS--(3.2)%        (493)
-----------------------------------------------------------

NET ASSETS--100%                                    $15,330
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                10

--------------------------------------------------------------------------------
INVESTORS MICHIGAN MUNICIPAL CASH FUND
Investments at March 31, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
Michigan State
  Higher Education Authority
      3.00%                                         $ 1,500
  Hospital Financing Authority
      3.15%                                           1,200
  Job Development Authority:
    Gordon Food Service, Inc. Project
      3.00%                                           1,500
    Kenwood Residence
      3.00%                                           1,500
  Strategic Fund:
    Consumers Power Co. Project
      3.20%                                           1,100
    Continental Aluminum Project
      3.20%                                           1,300
    Creative Foam Corp. Project
      3.20%                                           1,200
    Detroit Edison Co.
      3.30%                                           2,800
    General Motors Corp. Project
      3.15%                                           1,500
    Hope Network, Inc. Project
      3.15%                                           1,000
    Thorn Apple Valley, Inc. Project
      3.35%                                           2,000
  Michigan State University General Revenue
      3.00%                                           1,500
  University of Michigan Hospitals
      3.15%                                             700
-----------------------------------------------------------
Bruce Township
Hospital Financing Authority
      2.90%                                           1,500
-----------------------------------------------------------
Cornell Township
Economic Development Corp.
      3.00%                                             225
-----------------------------------------------------------
County of Wayne
Airport Revenue
      3.00%                                           1,200
-----------------------------------------------------------
Delta County
Economic Development Corp.
      3.00%                                             400
-----------------------------------------------------------
Detroit
Sewage Revenue
      3.00%                                           1,500
-----------------------------------------------------------

                                                     Value
Farmington Hills
Economic Development Authority
      3.20%                                         $ 1,335
-----------------------------------------------------------
Genesee County
Economic Development Authority
      3.20%                                             900
-----------------------------------------------------------
Grand Rapids
Water Supply Revenue
      2.90%                                           1,500
-----------------------------------------------------------
Oakland County
Economic Development Corp.
      3.20%                                           1,000
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--79.6%
(average maturity: 6 days)                           28,360
-----------------------------------------------------------

OTHER SECURITIES
Michigan State
  Strategic Fund
      3.15%, 6/16/99 - 7/21/99                        4,200
  University of Michigan Regents
      3.10% - 3.15%, 7/20/99 - 8/12/99                1,500
-----------------------------------------------------------
Cornell Township
Economic Development Corp.
      2.75%, 5/13/99                                  1,100
-----------------------------------------------------------
Puerto Rico
General Obligation
      3.09%, 7/1/99                                     402
-----------------------------------------------------------

TOTAL OTHER SECURITIES--20.2%
(average maturity: 98 days)                           7,202
-----------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(average maturity: 25 days)                          35,562
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--.2%             63
-----------------------------------------------------------

NET ASSETS--100%                                    $35,625
-----------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at March 31, 1999.

See accompanying Notes to Financial Statements.

 Investors Municipal Cash Fund                                                11

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
INVESTORS MUNICIPAL CASH FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund comprising Investors Municipal Cash Fund, as of March 31, 1999, the related statements of operations and changes in net assets for the periods and the financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising Investors Municipal Cash Fund at March 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods indicated therein in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois
May 18, 1999

 Investors Municipal Cash Fund                                                12

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999
(in thousands)

--------------------------------------------------------------------------------

ASSETS                                              NEW YORK      PENNSYLVANIA      FLORIDA      NEW JERSEY      MICHIGAN
-------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost                      $184,569         6,000          20,456         15,823         35,562
-------------------------------------------------------------------------------------------------------------------------
Cash                                                      --            --              --            105             98
-------------------------------------------------------------------------------------------------------------------------
Interest receivable                                      503            16              56             47            115
-------------------------------------------------------------------------------------------------------------------------
    Total assets                                     185,072         6,016          20,512         15,975         35,775
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Cash overdraft                                           104             3              23             --             --
-------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                               11            --               1              1              2
-------------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                   107             4              --             15             12
-------------------------------------------------------------------------------------------------------------------------
  Securities purchased                                    --            --              --            600             --
-------------------------------------------------------------------------------------------------------------------------
  Management fee                                          53            --              --             --              2
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                              149             4              15             14             85
-------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer fee and related
    expense                                               59             2               4              5             13
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                92            --              15             10             36
-------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                    575            13              58            645            150
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding         $184,497         6,003          20,454         15,330         35,625
-------------------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                   184,497         6,003          20,454         15,330         35,625
-------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share         $1.00          1.00            1.00           1.00           1.00
-------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Investors Municipal Cash Fund                                                13

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended March 31, 1999
(in thousands)
--------------------------------------------------------------------------------

                                                 NEW YORK      PENNSYLVANIA      FLORIDA      NEW JERSEY      MICHIGAN(A)
                                                 ------------------------------------------------------------------------
INTEREST INCOME                                   $4,334           134             293           268             1,099
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                     296             9              20            19                72
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                          674            20              45            44               114
-------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
    expenses                                         228             3               9             8                34
-------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                             32             1               2             2                 7
-------------------------------------------------------------------------------------------------------------------------
  Registration costs                                  22             8              11            15                23
-------------------------------------------------------------------------------------------------------------------------
  Professional fees                                   57             3               8             6                18
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                            11             2               5             5                16
-------------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver           1,320            46             100            99               284
-------------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment
    manager                                         (239)           (9)            (22)          (19)              (39)
-------------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the fund            1,081            37              78            80               245
-------------------------------------------------------------------------------------------------------------------------
Net investment income                             $3,253            97             215           188               854
-------------------------------------------------------------------------------------------------------------------------

(a) For the period from April 6, 1998 (commencement of operations) to March 31, 1999.

 Investors Municipal Cash Fund                                                14

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

                                                                     NEW-YORK                     PENNSYLVANIA
                                                              ------------------------------------------------------
                                                                 YEAR           YEAR           YEAR         MAY 21,
                                                                ENDED          ENDED          ENDED         1997 TO
                                                              MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                                 1999           1998           1999           1998
                                                              -------------------------------------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                         $   3,253          2,328       $    97             67
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income             (3,253)        (2,328)          (97)           (67)
---------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of
shares are the same):
Shares sold                                                     822,159        389,412        33,397         14,257
---------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                        3,177          2,361            90             66
---------------------------------------------------------------------------------------------------------------------
                                                                825,336        391,773        33,487         14,323
Shares redeemed                                                (745,037)      (348,150)      (30,679)       (11,228)
---------------------------------------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                           80,299         43,623         2,808          3,095
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                             104,198         60,575         3,195            100
---------------------------------------------------------------------------------------------------------------------
End of period                                                 $ 184,497        104,198       $ 6,003          3,195
---------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Investors Municipal Cash Fund                                                15

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

                                                                     FLORIDA               NEW-JERSEY          MICHIGAN
                                                               ---------------------------------------------------------
                                                                 YEAR       MAY 22,      YEAR       MAY 23,    APRIL 6,
                                                                 ENDED      1997 TO      ENDED      1997 TO     1998 TO
                                                               MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                                                 1999        1998        1999        1998        1999
                                                               ---------------------------------------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                          $    215         117         188          91         854
------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income               (215)       (117)       (188)        (91)       (854)
------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of
shares are the same):
Shares sold                                                      83,792      41,975      71,537      29,234      83,345
------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                          197         111         168          89         850
------------------------------------------------------------------------------------------------------------------------
                                                                 83,989      42,086      71,705      29,323      84,195
Shares redeemed                                                 (71,146)    (34,575)    (61,040)    (24,758)    (48,670)
------------------------------------------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                           12,843       7,511      10,665       4,565      35,525
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               7,611         100       4,665         100         100
------------------------------------------------------------------------------------------------------------------------
End of period                                                  $ 20,454       7,611      15,330       4,665      35,625
------------------------------------------------------------------------------------------------------------------------

 Investors Municipal Cash Fund                                                16

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Investors Municipal Cash Fund (the trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering five series of shares. The Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the funds) invest in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

EXPENSES
Expenses arising in connection with a fund are allocated to that fund. Other trust expenses are allocated among the funds in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the fund's investments and other assets, less liabilities, by the number of fund shares outstanding. Each fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the fund.

FEDERAL INCOME TAXES
Each fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its income to its shareholders. Accordingly, each fund paid no federal income taxes and no federal income tax provision was required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The funds have a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pay a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of combined average daily net assets declining to .15% of combined average daily net assets in excess of $3 billion. During the period ended March 31, 1999, the funds incurred management fees of $90,000, after an expense waiver by Scudder Kemper.

DISTRIBUTION AGREEMENT
The funds have an administration, shareholder services and distribution agreement with Kemper

 Investors Municipal Cash Fund                                                17
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Distributors, Inc. (KDI). For its services as primary distributor, the Funds pay KDI an annual fee of .50% of average daily net assets of each fund, except for the Michigan Fund, which pays .35% of its average daily net assets. For the period ended March 31, 1999, the funds incurred distribution fees of $895,000, after an expense waiver by Scudder Kemper. KDI has related service agreements with various firms to provide cash management and other services for fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .50% for each fund, except for the Michigan Fund, for which it pays firms at an annual rate of .35%. KDI may pay certain firms additional amounts.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the trust's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the trust. Under the agreement, KSvC received shareholder services fees of $226,000 for the period ended March 31, 1999.

OFFICERS AND TRUSTEES
Certain officers or trustees of the trust are also officers or directors of Scudder Kemper. During the period ended March 31, 1999, the trust made no payments to its officers and incurred trustees' fees of $18,000 to independent trustees.

EXPENSE ABSORPTION
Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb operating expenses to the extent that such expenses exceed .75% of the average daily net assets of the Michigan Fund, .80% of the average daily net assets of the New York Fund and .90% of the average daily net assets of each of the Pennsylvania, Florida and New Jersey Funds. For the period ended March 31, 1999, Scudder Kemper waived and absorbed $328,000 of expenses.

SUBSEQUENT EVENT
On April 15, 1999 Scudder Kemper purchased Michigan Strategic Fund, Thorn Apple Valley, Inc. Project, from the Investors Michigan Municipal Cash Fund for $203,000 in excess of the security's value. The fund recorded a realized loss on the sale and a capital contribution of an equal amount from Scudder Kemper. Scudder Kemper received no shares of the fund or other consideration in exchange for such contribution.

 Investors Municipal Cash Fund                                                18

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                            YEAR ENDED MARCH 31,
NEW YORK                                                        1999       1998      1997      1996      1995
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $   1.00       1.00      1.00      1.00      1.00
---------------------------------------------------------------------------------------------------------------
Net investment income                                              .02        .03       .03       .03       .02
---------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .02        .03       .03       .03       .02
---------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $   1.00       1.00      1.00      1.00      1.00
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      2.50%      2.90      3.03      3.03      2.40
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE WAIVER:
Expenses                                                           .80%       .80       .44       .80       .80
---------------------------------------------------------------------------------------------------------------
Net investment income                                             2.41%      2.83      2.96      2.95      2.44
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE WAIVER:
Expenses                                                           .98%       .98       .96      1.14      1.15
---------------------------------------------------------------------------------------------------------------
Net investment income                                             2.23%      2.65      2.44      2.61      2.09
---------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $184,497    104,198    60,575    18,527    14,090
---------------------------------------------------------------------------------------------------------------

                                      PENNSYLVANIA                 FLORIDA                   NEW JERSEY              MICHIGAN
                                ------------------------   ------------------------   ------------------------   ----------------
                                  YEAR                       YEAR                       YEAR
                                  ENDED     MAY 21, 1997     ENDED     MAY 22, 1997     ENDED     MAY 23, 1997    APRIL 6, 1998
                                MARCH 31,   TO MARCH 31,   MARCH 31,   TO MARCH 31,   MARCH 31,   TO MARCH 31,     TO MARCH 31,
                                  1999          1998         1999          1998         1999          1998             1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
period                           $ 1.00         1.00          1.00         1.00          1.00         1.00              1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income               .02          .02           .02          .02           .02          .02               .02
---------------------------------------------------------------------------------------------------------------------------------
Less dividends declared             .02          .02           .02          .02           .02          .02               .02
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $ 1.00         1.00          1.00         1.00          1.00         1.00              1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)      2.50%        2.42          2.50         2.41          2.26         2.22              2.41
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
AFTER EXPENSE WAIVER (ANNUALIZED):
Expenses                            .90%         .90           .85          .90           .90          .90               .75
---------------------------------------------------------------------------------------------------------------------------------
Net investment income              2.40%        2.76          2.36         2.74          2.13         2.55              2.62
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
BEFORE EXPENSE WAIVER (ANNUALIZED):
Expenses                           1.12%        1.11          1.09          .99          1.12         1.12               .87
---------------------------------------------------------------------------------------------------------------------------------
Net investment income              2.18%        2.55          2.12         2.65          1.91         2.33              2.50
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period
(in thousands)                   $6,003        3,195        20,454        7,611        15,330        4,665            35,625
---------------------------------------------------------------------------------------------------------------------------------

Note: Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain expenses of the funds.

 Investors Municipal Cash Fund                                                19
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

TAX INFORMATION

Of the dividends paid by each Fund for the taxable year ended March 31, 1999, 100% are designated as exempt interest dividends for federal income tax purposes. However, a portion of the dividends may be includable in the alternative minimum tax calculation.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

 Investors Municipal Cash Fund                                                20

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Investors Municipal Cash Fund shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. and approval to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The second proposal (Proposal #2) was approved for Investors Pennsylvania Municipal Cash Fund only, but did not receive sufficient votes to be approved for the other funds and the meeting was adjourned. When the meeting reconvened on January 25, 1999, Proposal #2 did not pass for the remaining funds. The following are the results.

1.) APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND
    SCUDDER KEMPER INVESTMENTS, INC. THIS ITEM WAS APPROVED.

          FOR        AGAINST     ABSTAIN
      -----------------------------------
      Tax-Exempt New York Money Market
      Fund
      102,108,541   1,222,294   4,404,760
      Investors Pennsylvania Municipal
        Cash Fund
      3,173,256             0         388
      Investors Florida Municipal Cash
        Fund
      4,856,622        27,312      43,376
      Investors New Jersey Municipal Cash
        Fund
      6,756,337        26,600      53,931
      Investors Michigan Municipal Cash
        Fund
      33,533,961    1,600,724     893,706

2.) TO MODIFY OR ELIMINATE CERTAIN POLICIES AND TO ELIMINATE THE SHAREHOLDER
    APPROVAL REQUIREMENT AS TO CERTAIN OTHER MATTERS. THESE ITEMS WERE APPROVED FOR INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND. THERE WAS AN INSUFFICIENT NUMBER OF VOTES FOR EACH ITEM WITH REGARD TO EACH OF THE OTHER FUNDS AND THESE ITEMS WERE NOT APPROVED FOR THESE FUNDS.

          FOR        AGAINST     ABSTAIN
      -----------------------------------
      INVESTMENT OBJECTIVES
      Tax-Exempt New York Money Market
        Fund
      25,334,367    6,404,917   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,273,951    2,095,632   1,244,925

      INVESTMENT POLICIES
      Tax-Exempt New York Money Market
        Fund
      25,334,470    6,404,814   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,232,036    2,137,547   1,244,925

      DIVERSIFICATION
      Tax-Exempt New York Money Market
        Fund
      25,364,213    6,375,070   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597

 Investors Municipal Cash Fund                                                21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          FOR        AGAINST     ABSTAIN
      -----------------------------------
      Investors Florida Municipal Cash
      Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,282,544    2,087,039   1,244,925

      BORROWING
      Tax-Exempt New York Money Market
        Fund
      25,334,810    6,404,473   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,819       297,355      84,623
      Investors Michigan Municipal Cash
        Fund
      12,282,544    2,087,039   1,244,925

      SENIOR SECURITIES
      Tax-Exempt New York Money Market
        Fund
      25,371,120    6,368,120   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,282,544    2,087,039   1,244,925

          FOR        AGAINST     ABSTAIN
      -----------------------------------

      CONCENTRATION
      Tax-Exempt New York Money Market
        Fund
      25,337,937    6,401,346   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,282,544    2,087,039   1,244,925

      UNDERWRITING OF SECURITIES
      Tax-Exempt New York Money Market
        Fund
      25,355,771    6,383,512   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,273,951    2,095,632   1,244,925

      INVESTMENT IN REAL ESTATE
      Tax-Exempt New York Money Market
        Fund
      25,334,835    6,404,448   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970

 Investors Municipal Cash Fund                                                22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          FOR        AGAINST     ABSTAIN
      -----------------------------------
      Investors New Jersey Municipal Cash
      Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,273,951    2,095,632   1,244,925

      PURCHASE OF COMMODITIES
      Tax-Exempt New York Money Market
        Fund
      25,317,286    6,421,997   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,268,207    2,101,375   1,244,925

      LENDING
      Tax-Exempt New York Money Market
        Fund
      25,334,094    6,405,189   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,276,801    2,092,782   1,244,925

      MARGIN PURCHASES AND SHORT SALES
      Tax-Exempt New York Money Market
        Fund
      25,295,899    6,443,384   2,261,390

          FOR        AGAINST     ABSTAIN
      -----------------------------------
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,598,350       310,824      84,623
      Investors Michigan Municipal Cash
        Fund
      12,276,801    2,092,782   1,244,925

      PURCHASES OF SECURITIES OF RELATED
        ISSUERS
      Tax-Exempt New York Money Market
        Fund
      25,309,277    6,430,006   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,282,544    2,087,039   1,244,925

      PLEDGING OF ASSETS
      Tax-Exempt New York Money Market
        Fund
      25,329,156    6,410,128   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,599,527       309,647      84,623
      Investors Michigan Municipal Cash
        Fund
      12,276,801    2,092,782   1,244,925

 Investors Municipal Cash Fund                                                23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          FOR        AGAINST     ABSTAIN
      -----------------------------------
      RESTRICTED AND ILLIQUID SECURITIES
      Tax-Exempt New York Money Market
        Fund
      25,281,951    6,457,333   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,276,801    2,092,782   1,244,925

      PURCHASES OF SECURITIES
      Tax-Exempt New York Money Market
        Fund
      25,331,436    6,407,847   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,282,544    2,087,039   1,244,925

      PURCHASES OF PUTS AND CALLS
      Tax-Exempt New York Money Market
        Fund
      25,356,888    6,382,395   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970

          FOR        AGAINST     ABSTAIN
      -----------------------------------
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,282,544    2,087,039   1,244,925

      INVESTMENT FOR THE PURPOSE OF
        EXERCISING CONTROL OR MANAGEMENT
      Tax-Exempt New York Money Market
        Fund
      25,322,237    6,417,047   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,585,887       323,287      84,623
      Investors Michigan Municipal Cash
        Fund
      12,273,951    2,095,632   1,244,925

      INVESTMENT IN MINERAL EXPLORATION
      Tax-Exempt New York Money Market
        Fund
      25,305,144    25,295,770  2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,599,527       309,647      84,623
      Investors Michigan Municipal Cash
        Fund
      12,268,207    2,101,375   1,244,925

      INVESTMENT IN ISSUERS WITH SHORT
        HISTORIES
      Tax-Exempt New York Money Market
        Fund
      25,295,770    6,443,513   2,261,390

 Investors Municipal Cash Fund                                                24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          FOR        AGAINST     ABSTAIN
      -----------------------------------
      Investors Pennsylvania Municipal
      Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,598,350       310,824      84,623
      Investors Michigan Municipal Cash
        Fund
      12,276,801    2,092,782   1,244,925

      INVESTMENT IN OTHER INVESTMENT
        COMPANIES
      Tax-Exempt New York Money Market
        Fund
      25,364,205    6,375,078   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,282,544    2,087,039   1,244,925

      INVESTMENT IN NON-US GOVERNMENT
        SECURITIES
      Tax-Exempt New York Money Market
        Fund
      25,343,622    6,395,661   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623

          FOR        AGAINST     ABSTAIN
      -----------------------------------
      Investors Michigan Municipal Cash
        Fund
      12,270,173    2,099,410   1,244,925

      INVESTMENT OTHER THAN IN ACCORDANCE
        WITH OBJECTIVE AND POLICIES
      Tax-Exempt New York Money Market
        Fund
      25,283,828    6,455,455   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,268,207    2,101,375   1,244,925

      INVESTMENT IN MUNICIPAL SECURITIES
      Tax-Exempt New York Money Market
        Fund
      25,373,906    6,365,377   2,261,390
      Investors Pennsylvania Municipal
        Cash Fund
      2,243,801       898,246      31,597
      Investors Florida Municipal Cash
        Fund
      1,642,856       408,509     215,970
      Investors New Jersey Municipal Cash
        Fund
      1,611,990       297,184      84,623
      Investors Michigan Municipal Cash
        Fund
      12,282,544    2,087,039   1,244,925

                                           Investors
                                           Municipal
                                           Cash Fund
                                           Annual
                                           Report
                                           March 31, 1999

                                           - Tax-Exempt New York
                                             Money Market Fund

                                           - Investors Pennsylvania
                                             Municipal Cash Fund

                                           - Investors Florida
                                             Municipal Cash Fund

                                           - Investors New Jersey
                                             Municipal Cash Fund

                                           - Investors Michigan
                                             Municipal Cash Fund
PRINCIPAL UNDERWRITER:
KEMPER DISTRIBUTORS, INC.
222 S. Riverside Plaza,
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.

507627
IMCF-2  1076580 6/1/99    (LOGO)printed on recycled paper

                          INVESTORS MUNICIPAL CASH FUND

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                   (a)(1)                   Amended and Restated Agreement and Declaration of Trust dated March 9, 1990.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 5 to the
                                            Registration Statement)

                    (b)                     By-laws
                                            (Incorporated herein by reference to Post-Effective Amendment No. 5 to the
                                            Registration Statement)

                   (c)(1)                   Text of Share Certificate
                                            (Incorporated herein by reference to Post-Effective Amendment No. 5 to the
                                            Registration Statement)

                   (c)(2)                   Written Instrument Establishing and Designating New Series
                                            (Incorporated herein by reference to Post-Effective Amendment No. 8 to the
                                            Registration Statement)

                   (c)(3)                   Written Instrument Establishing and Designating New Trust Name
                                            (Incorporated herein by reference to Post-Effective Amendment No. 8 to the
                                            Registration Statement)

                   (c)(4)                   Written Instrument Establishing and Designating New Series (Michigan Fund)
                                            (Incorporated herein by reference to Post-Effective Amendment No. 11 to the
                                            Registration Statement)

                    (d)                     Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash
                                            Fund, Investors Michigan Municipal Cash Fund, Investors Pennsylvania
                                            Municipal Cash Fund, and Tax-Exempt New York Money Market Fund, dated
                                            September 7, 1998.
                                            File herein.

                   (e)(1)                   Underwriting Agreement between Investors Municipal Cash Fund and Kemper
                                            Distributors, Inc., dated September 7, 1998
                                            Filed herein.

                    (f)                     Inapplicable.

                    (g)                     Custody Agreement between the Registrant, on behalf of Investors Florida
                                            Municipal Cash Fund, Investors New Jersey Municipal Cash Fund, Investors
                                            Michigan Municipal Cash Fund, Investors Pennsylvania Municipal Cash Fund,
                                            and Tax-Exempt New York Money Market Fund, and State Street Bank and Trust
                                            Company, dated May 3, 1999.
                                            Filed herein.

                   (h)(1)                   Agency Agreement between Investors Municipal Cash Fund and Investors
                                            Fiduciary Trust Company dated October 18, 1990.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 5 to the
                                            Registration Statement)

                                 Part C - Page 1

                   (h)(2)                   Supplement to Agency Agreement between Investors Municipal Cash Fund and
                                            Fiduciary Trust Company dated April 1, 1995.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 6 to the
                                            Registration Statement)

                   (h)(3)                   Fund Accounting Agreement between the Registrant, on behalf of Investors
                                            Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund,
                                            Investors Michigan Municipal Cash Fund, Investors Pennsylvania Municipal
                                            Cash Fund, and Tax-Exempt New York Money Market Fund, and Scudder Fund
                                            Accounting Corporation, dated December 31, 1997.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 11 to the
                                            Registration Statement)

                    (i)                     Legal Opinion.
                                            Filed herein.

                    (j)                     Consent of Independent Accountants.
                                            Filed herein.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                   (m)(1)                   Rule 12b-1 Plan between Investors Florida Municipal Cash Fund and Kemper
                                            Distributors, Inc., dated August 1, 1998.
                                            Filed herein.

                   (m)(2)                   Rule 12b-1 Plan between Investors New Jersey Municipal Cash Fund and Kemper
                                            Distributors, Inc., dated August 1, 1998.
                                            Filed herein.

                   (m)(3)                   Rule 12b-1 Plan between Investors Michigan Municipal Cash Fund and Kemper
                                            Distributors, Inc., dated August 1, 1998.
                                            Filed herein.

                   (m)(4)                   Rule 12b-1 Plan between Investors Pennsylvania Municipal Cash Fund and
                                            Kemper Distributors, Inc., dated August 1, 1998.
                                            Filed herein.

                   (m)(5)                   Rule 12b-1 Plan between Tax-Exempt New York Money Market Fund and Kemper
                                            Distributors, Inc., dated August 1, 1998.
                                            Filed herein.

                    (n)                     Financial Data Schedule.
                                            Filed herein.

                    (o)                     Inapplicable.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                                 Part C - Page 2

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

                                 Part C - Page 3

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies

                                 Part C - Page 4

         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None.

         Thomas W. Littauer                Director, Chief Executive Officer       Trustee and Vice President.

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President.
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Vice        None.
                                           President

         Linda J. Wondrack                 Vice President and Chief Compliance     Vice President.
                                           Officer

         Paula Gaccione                    Vice President                          None.

         Michael E. Harrington             Vice President                          None.

         Robert A. Rudell                  Vice President                          None.

         William M. Thomas                 Vice President                          None.

         Elizabeth C. Werth                Vice President                          Assistant Secretary.

         Todd N. Gierke                    Assistant Treasurer                     None.

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary.

         Paul J. Elmlinger                 Assistant Secretary                     None.

         Diane E. Ratekin                  Assistant Secretary                     None.

                                 Part C - Page 5

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Daniel Pierce                     Director, Chairman                      Trustee.

         Mark S. Casady                    Director, Vice Chairman                 President.

         Stephen R. Beckwith               Director                                None.

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                 Part C - Page 6

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 24th day of May, 1999.

                                        INVESTORS MUNICIPAL CASH FUND



                                       By  /s/Mark S. Casady
                                           -----------------
                                           Mark S. Casady
                                           President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on May 24, 1999, on behalf of the following persons in the capacities indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Daniel Pierce                                                                        May 24, 1999
--------------------------------------
Daniel Pierce*                              Chairman and Trustee


/s/ Lewis A. Burnham                                                                     May 24, 1999
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/ Donald L. Dunaway                                                                    May 24, 1999
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/ Robert B. Hoffman                                                                    May 24, 1999
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/ Donald R. Jones                                                                      May 24, 1999
--------------------------------------
Donald R. Jones*                            Trustee


/s/Thomas W. Littauer                                                                    May 24, 1999
--------------------------------------
Thomas W. Littauer                          Trustee


/s/  Shirley D. Peterson                                                                 May 24, 1999
--------------------------------------
Shirley D. Peterson*                        Trustee


/s/  William P. Sommers                                                                  May 24, 1999
--------------------------------------
William P. Sommers*                         Trustee








/s/John R. Hebble                                                                        May 24, 1999
--------------------------------------
John R. Hebble                             Treasurer (Principal Financial and
                                           Accounting Officer)



*By:   /s/Philip J. Collora
       --------------------
         Philip J. Collora**

     **   Philip J. Collora signs this document
          pursuant to powers of attorney contained in Post-Effective Amendment No. 11 to the
          Registration Statement, filed on February
          20, 1998.

                                                       File No. 33-34819
                                                       File No. 811-6108

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A

                          POST-EFFECTIVE AMENDMENT NO. 13
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 14

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                          INVESTORS MUNICIPAL CASH FUND

                          INVESTORS MUNICIPAL CASH FUND

                                  EXHIBIT INDEX

                                   Exhibit (d)
                                 Exhibit (e)(1)
                                   Exhibit (g)
                                   Exhibit (i)
                                   Exhibit (j)
                                 Exhibit (m)(1)
                                 Exhibit (m)(2)
                                 Exhibit (m)(3)
                                 Exhibit (m)(4)
                                 Exhibit (m)(5)
                                   Exhibit (n)